Capital and financing transactions	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Capital and financing transactions
11.	Capital and financing transactions
Subordinated debentures

Redemption
On March 30, 2022, the Bank redeemed all outstanding
$1,250 million 2.58%
Subordinated Debentures (Non-Viability Contingent Capital (NVCC)) due March 30, 2027, at 100% of their principal amount plus accrued interest.
Issuance
On April 12, 2022, the Bank issued US
$1.25 billion 4.588%
Fixed Rate Resetting Subordinated Debentures due May 4, 2037 (Non-Viability Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank during the period from April 12, 2027, to May 4, 2032, and following the occurrence of certain defined events. Interest will be payable semi-annually at a rate of 4.588% per annum from and including the issue date to, but excluding, May 4, 2032, and thereafter to, but excluding, May 4, 2037, at the then prevailing 5-Year U.S. Treasury Rate plus 2.050%. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
On March 21, 2022, the Bank issued $1.75 billion 3.934%
Subordinated Debentures due May 3, 2032 (Non-Viability Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank on or after May 3, 2027, and following the occurrence of certain defined events. Interest will be payable semi-annually at a rate of 3.934% per annum from and including the issue date to, but excluding, May 3, 2027, and thereafter payable quarterly to, but excluding, May 3, 2032, at the Three-month Bankers’ Acceptance rate plus 1.52%. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.

Common shares
Normal Course Issuer Bid
On November 30, 2021, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved its normal course issuer bid (the “2022 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares.

On March 28, 2022, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved an amendment to the 2022 NCIB (the “2022 NCIB Amendment”) to increase the number of common shares that the Bank may repurchase for cancellation from 24 million to 36 million. Purchases under the 2022 NCIB commenced on December 2, 2021, and will terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2022 NCIB Amendment, (ii) the Bank providing a notice of termination, or (iii) December 1, 2022. On a quarterly basis, the Bank will notify OSFI prior to making purchases.
During the six months ended April 30, 2022, the Bank repurchased and cancelled approximately 26.3 million common shares at an average price of $88.76 per share for a total amount of $2,336 million.
No repurchases of common shares were made during the six months ended April 30, 2021.